ACCRUED EXPENSES (Details) - Q1 - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Research and development	$ 191	$ 93	$ 0
General and administrative	52	441	0
Payroll and related	756	736	33
Total accrued expenses	$ 999	$ 1,270	$ 36